Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 198,574	$ 2,236,837	$ 158,433
Accounts receivable	452,225	37,243
Inventories	326,174	340,425	10,827
Deposits and other assets	119,066	90,831	122,876
Prepaid expenses	24,052	22,838	19,919
Total current assets	1,120,091	2,728,174	312,055
PROPERTY AND EQUIPMENT, net		1,901	7,755
INTANGIBLE ASSETS, net	435,141	426,610	430,770
TOTAL ASSETS	1,555,232	3,156,685	750,580
CURRENT LIABILITIES
Accrued payroll and payroll related expenses, current portion	3,450,570	3,404,610	3,510,464
Accounts payable and accrued expenses	875,957	603,391	657,094
Fees payable to directors	418,546	418,546	418,546
Employee settlement	50,000	50,000	50,000
Total current liabilities	4,795,073	4,562,162	4,636,104
ACCRUED PAYROLL AND PAYROLL RELATED EXPENSES, net of current portion	94,885	85,615
COMMITMENTS AND CONTINGENCIES
Total liabilities	4,889,958	4,647,777	4,636,104
STOCKHOLDERS' DEFICIT
Preferred Stock - $0.001 par value; 50,000,000 shares authorized, 0 shares issued and outstanding as of September 30, 2018, and December 31, 2017, respectively
Common stock - $0.001 par value; 400,000,000 shares authorized, 133,338,573 and 122,674,516 shares issued and outstanding as of September 30, 2018, and December 31, 2017, respectively	133,339	122,675	85,069
Additional paid-in-capital	58,067,566	56,401,069	51,963,269
Subscriptions receivable	(539,662)
Deferred compensation		(10,125)
Accumulated deficit	(60,995,969)	(57,919,096)	(55,933,862)
Total stockholders' deficit	(3,334,726)	(1,405,477)	(3,885,524)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,555,232	$ 3,156,685	$ 750,580